Short-Term and Long-Term Debt - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Debt Instrument [Line Items]
Borrowings	¥ 4,186,222	¥ 3,826,504
Net amortization expenses of bond premiums and discounts, deferred issuance costs of bonds and medium-term notes	1,005	957	¥ 924
Total committed credit lines	497,882	466,164
Available credit lines	346,609	332,670
Long-term committed credit lines	303,309	¥ 268,759
Investment in securities pledged for primarily collateral deposits	33,280
Subordinated Syndicated Loan
Debt Instrument [Line Items]
Borrowings	¥ 94,000
Maturity year of loan	2077
Subordinated Syndicated Loan | Loan Maturing in 5 Year
Debt Instrument [Line Items]
Borrowings	¥ 60,000
Subordinated Syndicated Loan | Loan Maturing in 7 Year
Debt Instrument [Line Items]
Borrowings	34,000
Secured By Share
Debt Instrument [Line Items]
Secured debt	49,125
Secured Investments
Debt Instrument [Line Items]
Secured debt	¥ 46,029